Securitizations and Variable Interest Entities, Consolidated VIEs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Trading assets	[1]	$ 227,935	$ 168,595
Total loans		986,167	912,745
Long-term debt		(174,712)	(173,078)
Accrued expenses and other liabilities	[1]	$ (68,196)	$ (61,145)
Securitizations and Variable Interest Entities Textual [Abstract]
Variable interest entity, creditor or beneficial interest holder, lack of recourse [true false]		true	true
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 13,935	$ 12,019
VIEs that we consolidate [Member] | Credit card securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		9,860	9,803
Securitizations and Variable Interest Entities Textual [Abstract]
Transferor's interests in transferred financial assets, fair value		$ 4,300	$ 6,500
VIEs that we consolidate [Member] | Credit card securitizations [Member] | Minimum [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Seller's interest percent		5.00%	5.00%
VIEs that we consolidate [Member] | Credit card securitizations [Member] | Subordinated securities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Transferor's interests in transferred financial assets, fair value		$ 1,500	$ 750
VIEs that we consolidate [Member] | Corporate loan structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets		2,307	479
VIEs that we consolidate [Member] | Commercial financing structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,768	1,737
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Trading assets		2,271	472
Total loans		11,282	11,185
All other assets		224	199
Long-term debt		(3,775)	(2,240)
Accrued expenses and other liabilities		(206)	(124)
VIEs that we consolidate [Member] | Carrying value [Member] | Credit card securitizations [Member]
Variable Interest Entity [Line Items]
Trading assets		0	0
Total loans		9,653	9,615
All other assets		50	25
Long-term debt		(3,775)	(2,240)
Accrued expenses and other liabilities		(7)	(5)
VIEs that we consolidate [Member] | Carrying value [Member] | Corporate loan structures [Member]
Variable Interest Entity [Line Items]
Trading assets		2,271	472
Total loans		0	0
All other assets		36	7
Long-term debt		0	0
Accrued expenses and other liabilities		(6)	(1)
VIEs that we consolidate [Member] | Carrying value [Member] | Commercial financing structures [Member]
Variable Interest Entity [Line Items]
Trading assets		0	0
Total loans		1,629	1,570
All other assets		138	167
Long-term debt		0	0
Accrued expenses and other liabilities		$ (193)	$ (118)

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).